SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

	Shares	Value
Investment Companies—100.6%
Alternative Funds—9.6%
Invesco Oppenheimer Fundamental Alternatives Fund[1]	1,135,790	$31,177,443
Invesco Oppenheimer Master Event-Linked Bond Fund[1]	3,448,545	54,558,737
Invesco Oppenheimer Real Estate Fund[1]	1,232,074	34,485,742
Invesco Oppenheimer SteelPath MLP Select 40 Fund[1]	3,653,985	26,747,168
		146,969,090
Domestic Equity Funds—27.4%
Invesco Oppenheimer Discovery Mid Cap Growth Fund[1]	1,662,009	41,799,514
Invesco Oppenheimer Main Street Small Cap Fund[1]	3,712,672	54,242,141
Invesco Oppenheimer Value Fund[1]	4,707,959	160,494,339
Invesco Russell 1000 Dynamic Multifactor Exchange Traded Fund[1]	5,165,800	160,294,774
		416,830,768
Domestic Fixed Income Funds—24.4%
Invesco Oppenheimer Limited-Term Government Fund[1]	18,073,392	79,342,189
Invesco Oppenheimer Master Inflation Protected Securities Fund1	3,044,654	39,186,218
Invesco Oppenheimer Master Loan Fund[1]	3,552,590	60,867,234
Invesco Oppenheimer Total Return Bond Fund[1]	27,323,626	191,811,852
		371,207,493
Foreign Equity Funds—30.6%
Invesco Oppenheimer Developing Markets Fund[1]	1,833,576	76,698,482
Invesco Oppenheimer Emerging Markets Innovators Fund[1,2]	2,307,949	23,379,521
Invesco Oppenheimer Global Fund[1]	1,579,441	136,226,793
Invesco Oppenheimer International Equity Fund[1]	3,885,384	77,319,135
Invesco Oppenheimer International Growth Fund[1]	1,936,911	77,127,797
Invesco Oppenheimer International Small-Mid Co. Fund[1]	986,090	45,833,470
Invesco Oppenheimer Macquarie Global Infrastructure Fund[1]	2,537,839	29,134,372
		465,719,570
Foreign Fixed Income Fund—8.2%
Invesco Oppenheimer International Bond Fund[1]	23,154,426	125,033,900
Money Market Fund—0.4%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%[3]	5,651,136	5,651,204

Total Investments, at Value (Cost $1,326,826,491)	100.6%	1,531,412,025
Net Other Assets (Liabilities)	(0.6)	(8,506,038)
Net Assets	100.0%	$1,522,905,987

Footnotes to Schedule of Investments
1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

				Shares
	Shares	Gross	Gross	September 30,
January 31, 2019		Additions	Reductions	2019
Investment Companies
Alternative Funds
Invesco Oppenheimer Fundamental
Alternatives Fund	1,089,637	46,153	—	1,135,790

1 INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Schedule of Investments (continued)

				Shares
	Shares	Gross	Gross	September 30,
January 31, 2019		Additions	Reductions	2019
Invesco Oppenheimer Master
Event-Linked Bond Fund	3,245,107	203,438	—	3,448,545
Invesco Oppenheimer Real Estate
Fund	1,205,721	26,353	—	1,232,074
Invesco Oppenheimer SteelPath
MLP Select 40 Fund	3,428,817	225,168	—	3,653,985
Domestic Equity Funds
Invesco Oppenheimer Capital
Appreciation Fund	1,260,701	—	1,260,701	—
Invesco Oppenheimer Discovery
Mid Cap Growth Fund	1,810,432	—	148,423	1,662,009
Invesco Oppenheimer Main Street
Small Cap Fund	3,828,120	—	115,448	3,712,672
Invesco Oppenheimer Value Fund	7,097,684	71,685	2,461,410	4,707,959
Invesco Russell 1000 Dynamic
Multifactor Exchange Traded Fund	—	5,571,400	405,600	5,165,800
Domestic Fixed Income Funds
Invesco Oppenheimer Limited-Term
Government Fund	22,276,896	1,085,330	5,288,834	18,073,392
Invesco Oppenheimer Master
Inflation Protected Securities Fund	3,696,930	105,613	757,889	3,044,654
Invesco Oppenheimer Master Loan
Fund	3,431,809	120,781	—	3,552,590
Invesco Oppenheimer Total Return
Bond Fund	29,385,784	1,221,411	3,283,569	27,323,626
Foreign Equity Funds
Invesco Oppenheimer Developing
Markets Fund	1,950,044	—	116,468	1,833,576
Invesco Oppenheimer Emerging
Markets Innovators Fund	2,409,256	—	101,307	2,307,949
Invesco Oppenheimer Global Fund	1,739,671	—	160,230	1,579,441
Invesco Oppenheimer International
Equity Fund	4,682,540	—	797,156	3,885,384
Invesco Oppenheimer International
Growth Fund	2,103,975	—	167,064	1,936,911
Invesco Oppenheimer International
Small-Mid Co. Fund	732,700	321,645	68,255	986,090
Invesco Oppenheimer Macquarie
Global Infrastructure Fund	2,553,476	42,855	58,492	2,537,839
Foreign Fixed Income Funds
Invesco Oppenheimer International
Bond Fund	22,388,626	835,844	70,044	23,154,426

2 INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Footnotes to Schedule of Investments (continued)

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Investment Companies
Alternative Funds
Invesco Oppenheimer Fundamental
Alternatives Fund	$31,177,443	$—	$—	$677,321
Invesco Oppenheimer Master
Event-Linked Bond Fund	54,558,737	2,702,442[a,b]	(1,679,455)[a]	109,430[a]
Invesco Oppenheimer Real Estate
Fund	34,485,742	491,588	—	3,589,949
Invesco Oppenheimer SteelPath
MLP Select 40 Fund	26,747,168	1,659,586	—	(1,819,981)
Domestic Equity Funds
Invesco Oppenheimer Capital
Appreciation Fund	—	—	25,690,260	(24,366,524)
Invesco Oppenheimer Discovery
Mid Cap Growth Fund	41,799,514	—	(119,278)	6,753,757
Invesco Oppenheimer Main Street
Small Cap Fund	54,242,141	—	(121,991)	2,287,833
Invesco Oppenheimer Value Fund	160,494,339	2,449,291	23,330,500	(12,859,168)
Invesco Russell 1000 Dynamic
Multifactor Exchange Traded Fund	160,294,774	1,731,518	831,351	17,535,308
Domestic Fixed Income Funds
Invesco Oppenheimer Limited-Term
Government Fund	79,342,189	1,382,887	(1,636,198)	2,906,575
Invesco Oppenheimer Master
Inflation Protected Securities Fund	39,186,218	801,813[c,d]	329,953 [c]	1,613,825[c]
Invesco Oppenheimer Master Loan
Fund	60,867,234	2,404,630[e,f]	(1,310,442)[e]	(1,357,352)[e]
Invesco Oppenheimer Total Return
Bond Fund	191,811,852	4,503,713	285,828	10,763,813
Foreign Equity Funds
Invesco Oppenheimer Developing
Markets Fund	76,698,482	—	300,910	1,672,818
Invesco Oppenheimer Emerging
Markets Innovators Fund	23,379,521	—	47,680	895,826
Invesco Oppenheimer Global Fund	136,226,793	—	(1,048,880)	8,680,029
Invesco Oppenheimer International
Equity Fund	77,319,135	—	505,232	2,542,068
Invesco Oppenheimer International
Growth Fund	77,127,797	—	949,574	4,545,755
Invesco Oppenheimer International
Small-Mid Co. Fund	45,833,470	—	190,514	2,950,120
Invesco Oppenheimer Macquarie
Global Infrastructure Fund	29,134,372	494,236	20,068	1,926,845
Foreign Fixed Income Funds
Invesco Oppenheimer International
Bond Fund	125,033,900	4,502,735	(24,937)	(3,617,477)
Total	$1,525,760,821	$23,124,439	$46,540,689	$25,430,770

a. Represents the amount allocated to the fund from Invesco Oppenheimer Master Event-Linked Bond Fund.
b. Net of expenses allocated to the Fund from Invesco Oppenheimer Master Event-Linked Bond Fund.

3 INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Schedule of Investments (continued)
c. Represents the amount allocated to the fund from Invesco Oppenheimer Master Inflation Protected Securities
Fund.
d. Net of expenses allocated to the Fund from Invesco Oppenheimer Master Inflation Protected Securities Fund.
e. Represents the amount allocated to the fund from Invesco Oppenheimer Master Loan Fund.
f. Net of expenses allocated to the Fund from Invesco Oppenheimer Master Loan Fund.
2. Non-income producing security.
3. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of September 30, 2019.

Futures Contracts as of September 30, 2019
						Unrealized
		Expiration	Number	Notional Amount		Appreciation/
Description	Buy/Sell	Date	of Contracts	(000's)	Value	(Depreciation)
Canadian Bonds,
10 yr.	Buy	12/18/19	69	CAD 7,590	$7,426,803	$ (163,640)
Euro-BTP	Buy	12/6/19	83	EUR 13,061	13,193,539	132,080
Euro-BUND	Buy	12/6/19	49	EUR 9,312	9,306,265	(5,879)
Euro-OAT	Buy	12/6/19	92	EUR 17,081	17,077,903	(3,280)
Japanese Bonds,
10 yr.	Buy	12/13/19	45	JPY 64,480	64,516,994	37,456
Long Gilt S&P	Buy	12/27/19	111	GBP 18,381	18,321,081	(59,635)
MSCI Emerging
Market Index	Buy	12/20/19	6	USD 308	300,570	(7,302)
Nikkei 225	Buy	12/12/19	2	JPY 392	402,497	10,543
S&P 500 E-Mini
Index	Buy	12/20/19	45	USD 6,754	6,701,625	(52,066)
S&P/TSX 60 Index	Buy	12/19/19	1	CAD 151	150,372	(367)
SPI 200 Index	Buy	12/19/19	1	AUD 113	112,750	49
Stoxx Europe 600
Index	Buy	12/20/19	23	EUR 486	490,472	4,716
						$ (107,325)

Glossary:

Currency abbreviations indicate amounts reporting in currencies
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen

Definitions
BTP	Italian Treasury Bonds
BUND	German Federal Obligation
MSCI	Morgan Stanley Capital International
OAT	French Government Bonds
S&P	Standard & Poor's
TSX 60	60 largest companies on the Toronto Stock Exchange

4 INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO SCHEDULE OF INVESTMENTS Septemberl 30, 2019 Unaudited

Note 1 - Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of September 30, 2019.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$1,376,799,836	$ 154,612,189	$ —	$ 1,531,412,025
Total Investments, at Value	1,376,799,836	154,612,189	—	1,531,412,025
Other Financial Instruments:
Futures contracts	184,844	—	—	184,844
Total Assets	$1,376,984,680	$ 154,612,189	$ —	$ 1,531,596,869

Liabilities Table
Other Financial Instruments:
Futures contracts	$(292,169)	$ —	$ —	$ (292,169)
Total Liabilities	$(292,169)	$ —	$ —	$ (292,169)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

5 INVESCO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND